Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment securities disclosures
Securities available-for-sale	SFr 1,006	SFr 1,479
Total investment securities	1,006	1,479
Bank
Investment securities disclosures
Total investment securities	SFr 1,004	SFr 1,477